AXP(R) Managed
                                                                      Allocation
                                                                            Fund
                                                          2002 SEMIANNUAL REPORT

American
  Express(R)
 Funds

(icon of) magnifying glass

AXP Managed Allocation Fund seeks to provide shareholders maximum total return through a combination of growth of capital and current income.



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Going Where the Action Is

Today's investment marketplace is changing faster than ever. The key is to be in the right place at the right time. AXP Managed Allocation Fund has that potential because it has the flexibility to make sweeping shifts in its asset mix to take advantage of expected trends in financial markets. While the focus historically has been on U.S. stocks, the Fund can also hold foreign stocks, as well as domestic and foreign bonds, plus cash-equivalent investments. For investors, such flexibility can mean opportunity.

CONTENTS

From the Chairman                                   3

Portfolio Manager Q & A                             3

Fund Facts                                          5

The 10 Largest Holdings                             6

Financial Statements (Fund)                         7

Notes to Financial Statements (Fund)               10

Financial Statements (Portfolio)                   16

Notes to Financial Statements (Portfolio)          19

Investments in Securities                          23

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2 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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(picture of) Arne H. Carlson
Arne H. Carlson
Chairman of the board

From the Chairman

For most of us investors, the past several months proved to be an extremely trying time. More recently, the events of this past September and the prospect of what may follow have added to our collective concern.

While nothing can change what has happened, we can control how we respond. In broad terms, I would strongly advise that you keep a focus on your long-term financial goals and not let specific events dictate your investment decisions.
Ultimately, it is where you finish, not where you are at the moment, that matters most. Your financial advisor plays an essential role in this process, so please let him or her help you by reviewing your situation and plotting the proper investment course.

As I have indicated in the past, the role our Board plays in your financial future is to monitor and confirm that each American Express mutual fund meets its investment objective and that its management style stays on target. We want each fund to be able to deliver to you, the shareholder, the type of performance you expect and the best results that can be obtained. Toward that end, American
Express has made significant changes in its investment management capability, and will continue to make changes as it strives to provide a consistent standard of excellence.

On behalf of the Board,

Arne H. Carlson

(picture of) James M. Johnson, Jr.
James M. Johnson, Jr.
Portfolio manager

Portfolio Manager Q & A

Q: How did AXP Managed Allocation Fund perform in the six months ended March 31,
2002?

A: Boosted for the most part by a recovery in stock market performance, the Fund enjoyed a solid six months. For the six-month period, AXP Managed Allocation
Fund returned 8.09% (Class A shares excluding sales charges). By comparison, the unmanaged Standard & Poor's 500 Index and the Lipper Flexible Portfolio Funds
Index returned 10.97% and 7.77%, respectively, for the same period.

Q: What factors affected the Fund's performance during the period?

A: The period began on the heels of the violent terrorist attacks of September
11, 2001. Although these events probably prolonged the struggles for the U.S.
economy, investors quickly

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3 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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gained confidence that the nation would bounce back. As a result, stocks performed well in the closing months of 2001. In particular, technology issues enjoyed a significant recovery during the first three months of the period.
Bonds, which began the period on a strong note, quickly lost ground in late 2001 as interest rates began to move higher on expectations of an economic recovery.
At the beginning of 2002, it became clear that investors were concerned about the rapid runup in stock prices in the previous months. Even though economic signals remained positive, other issues began to draw attention, including the developing Enron scandal. That resulted in poor stock performance in January and February. However, stocks rebounded significantly in March, while bonds again underwent a difficult transition as interest rates trended higher. Stocks in the consumer cyclical sector worked particularly well for the Fund, including
Starwood Hotels & Resorts Worldwide and the beverage company Constellation
Brands. Other solid-performing issues were Weatherford International (energy),
Wachovia (banks), AmeriCredit (financial services) and Applied Materials
(electronics).

Q: What changes did you make to the Fund during the period?

A: We began the six-month period with a much larger-than-average position in equities, including both large-cap and small-cap stocks. Based on the strong rally stocks enjoyed in the last three months of 2001, we locked in some gains and re-positioned the Fund, reducing our equity holdings. Then, after the market struggled to get off the ground in 2002, we found stocks to again be more attractive, and were able to again increase our position in equities prior to the market's rebound in March. By the end of the period, about two-thirds of the Fund's assets were positioned in domestic equities, with the bulk of that being in large-cap stocks. Our bond and cash positions are about in line with the average for our competitive group, while we are slightly underweight in our foreign stock position.

Q: What is your outlook for the coming months?

A: We continue to have faith that the U.S. economy is moving in a positive direction. That should bode well for stocks in the near term, although we have yet to see much specific evidence that the bottom lines of many companies are on the rise. Nevertheless, investor expectations seem to be that better times are ahead for corporate America after a very difficult profit environment in 2001.
That should translate into better stock returns over time. There are reasons to be concerned about stock valuations being a bit high given expectations for profit growth, but it seems very possible that investors are anxious to give the stock market the benefit of the doubt and reward most of the good news with a bounce in stock prices. Given that the U.S. economy seems to be a step ahead of most foreign economies in terms of its recovery, domestic equities remain more attractive at this time. Bonds still offer some opportunity, though it seems most likely that the prevailing trend for interest rates in 2002 will be higher, which could create challenges for the fixed income market. We continue to manage the Fund in an effort to take advantage of a broad mix of investment markets, and will make shifts in our allocation among the major asset classes as they seem appropriate given changes in market conditions.

James M. Johnson, Jr., CFA

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4 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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Fund Facts

Class A -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $8.48
Sept. 30, 2001                                                    $7.93
Increase                                                          $0.55

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $0.09
From long-term capital gains                                      $  --
Total distributions                                               $0.09
Total return*                                                    +8.09%

Class B -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $8.42
Sept. 30, 2001                                                    $7.88
Increase                                                          $0.54

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $0.06
From long-term capital gains                                      $  --
Total distributions                                               $0.06
Total return*                                                    +7.62%

Class C -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $8.42
Sept. 30, 2001                                                    $7.89
Increase                                                          $0.53

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $0.06
From long-term capital gains                                      $  --
Total distributions                                               $0.06
Total return*                                                    +7.53%

Class Y -- 6-month performance
(All figures per share)

Net asset value (NAV)
March 31, 2002                                                    $8.48
Sept. 30, 2001                                                    $7.93
Increase                                                          $0.55

Distributions -- Oct. 1, 2001 - March 31, 2002
From income                                                       $0.10
From long-term capital gains                                      $  --
Total distributions                                               $0.10
Total return*                                                    +8.17%

* The total return is a hypothetical investment in the Fund with all distributions reinvested. Returns do not include sales load. The prospectus discusses the effect of sales charges, if any, on the various classes.

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5 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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The 10 Largest Holdings

                                      Percent                    Value
                                  (of net assets)        (as of March 31, 2002)

General Electric                        1.9%                  $25,128,950
iShares MSCI Index Fund                 1.5                    20,483,999
Exxon Mobil                             1.4                    18,914,837
Pfizer                                  1.3                    17,234,880
Microsoft                               1.3                    17,019,482
Citigroup                               1.2                    16,609,008
U.S. Treasury
     8.88% 2007                         1.1                    14,189,999
Johnson & Johnson                       1.0                    13,970,745
Intel                                   1.0                    13,508,122
Intl Business Machines                  0.9                    11,804,000

For further detail about these holdings, please refer to the section entitled
"Investments in Securities."

(icon of) pie chart

The 10 holdings listed here make up 12.6% of net assets

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6 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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


Financial Statements

Statement of assets and liabilities

AXP Managed Allocation Fund

March 31, 2002 (Unaudited)

Assets
Investment in Portfolio (Note 1)                                                                     $1,349,989,371
Capital shares receivable                                                                                    17,294
                                                                                                             ------
Total assets                                                                                          1,350,006,665
                                                                                                      -------------

Liabilities
Accrued distribution fee                                                                                     12,453
Accrued service fee                                                                                              28
Accrued transfer agency fee                                                                                     828
Accrued administrative services fee                                                                           1,312
Other accrued expenses                                                                                      115,925
                                                                                                            -------
Total liabilities                                                                                           130,546
                                                                                                            -------
Net assets applicable to outstanding capital stock                                                   $1,349,876,119
                                                                                                     ==============

Represented by
Capital stock -- $.01 par value (Note 1)                                                             $    1,593,053
Additional paid-in capital                                                                            1,499,455,938
Excess of distributions over net investment income                                                         (532,159)
Accumulated net realized gain (loss) (Note 5)                                                          (146,198,887)
Unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    (4,441,826)
                                                                                                         ----------
Total -- representing net assets applicable to outstanding capital stock                             $1,349,876,119
                                                                                                     ==============
Net assets applicable to outstanding shares:                Class A                                  $1,179,890,166
                                                            Class B                                  $  160,241,432
                                                            Class C                                  $    1,074,537
                                                            Class Y                                  $    8,669,984
Net asset value per share of outstanding capital stock:     Class A shares        139,124,981        $         8.48
                                                            Class B shares         19,030,461        $         8.42
                                                            Class C shares            127,562        $         8.42
                                                            Class Y shares          1,022,312        $         8.48
                                                                                    ---------        --------------

See accompanying notes to financial statements.

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7 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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


Statement of operations

AXP Managed Allocation Fund

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                              $  4,888,105
Interest                                                                                                 15,844,552
   Less foreign taxes withheld                                                                              (26,772)
                                                                                                            -------
Total income                                                                                             20,705,885
                                                                                                         ----------
Expenses (Note 2):
Expenses allocated from Portfolio                                                                         3,724,145
Distribution fee
   Class A                                                                                                1,497,269
   Class B                                                                                                  800,080
   Class C                                                                                                    4,385
Transfer agency fee                                                                                         927,944
Incremental transfer agency fee
   Class A                                                                                                   90,268
   Class B                                                                                                   26,467
   Class C                                                                                                      225
Service fee -- Class Y                                                                                        5,171
Administrative services fees and expenses                                                                   245,204
Compensation of board members                                                                                 5,675
Printing and postage                                                                                         93,548
Registration fees                                                                                            31,154
Audit fees                                                                                                    5,250
Other                                                                                                         4,328
                                                                                                              -----
Total expenses                                                                                            7,461,113
   Earnings credits on cash balances (Note 2)                                                                (6,600)
                                                                                                             ------
Total net expenses                                                                                        7,454,513
                                                                                                          ---------
Investment income (loss) -- net                                                                          13,251,372
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions                                                                                (21,797,020)
   Foreign currency transactions                                                                              7,911
   Futures contracts                                                                                     21,360,780
   Options contracts written                                                                              1,592,895
                                                                                                          ---------
Net realized gain (loss) on investments                                                                   1,164,566
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    91,702,905
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    92,867,471
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $106,118,843
                                                                                                       ============

See accompanying notes to financial statements.

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8 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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


Statements of changes in net assets

AXP Managed Allocation Fund

                                                                               March 31, 2002        Sept. 30, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations and distributions
Investment income (loss) -- net                                                $   13,251,372        $   37,767,728
Net realized gain (loss) on investments                                             1,164,566          (140,860,961)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              91,702,905          (184,266,229)
                                                                                   ----------          ------------
Net increase (decrease) in net assets resulting from operations                   106,118,843          (287,359,462)
                                                                                  -----------          ------------
Distributions to shareholders from:
   Net investment income
     Class A                                                                      (12,883,395)          (34,908,043)
     Class B                                                                       (1,154,971)           (3,204,207)
     Class C                                                                           (7,195)               (9,557)
     Class Y                                                                         (122,016)             (541,171)
   Net realized gain
     Class A                                                                               --          (108,053,284)
     Class B                                                                               --           (14,328,266)
     Class C                                                                               --               (23,190)
     Class Y                                                                               --            (2,264,848)
                                                                                           --            ----------
Total distributions                                                               (14,167,577)         (163,332,566)
                                                                                  -----------          ------------

Capital share transactions (Note 3)
Proceeds from sales
   Class A shares (Note 2)                                                         18,656,492            40,675,070
   Class B shares                                                                   9,626,843            20,481,193
   Class C shares                                                                     357,041               710,641
   Class Y shares                                                                     531,555             2,743,605
Reinvestment of distributions at net asset value
   Class A shares                                                                  12,672,596           141,208,466
   Class B shares                                                                   1,137,352            17,352,705
   Class C shares                                                                       7,111                32,741
   Class Y shares                                                                     122,016             2,806,019
Payments for redemptions
   Class A shares                                                                (117,710,607)         (280,547,798)
   Class B shares (Note 2)                                                        (17,532,240)          (45,945,400)
   Class C shares (Note 2)                                                            (39,032)             (132,571)
   Class Y shares                                                                  (2,582,618)          (22,973,409)
                                                                                   ----------           -----------
Increase (decrease) in net assets from capital share transactions                 (94,753,491)         (123,588,738)
                                                                                  -----------          ------------
Total increase (decrease) in net assets                                            (2,802,225)         (574,280,766)
Net assets at beginning of period                                               1,352,678,344         1,926,959,110
                                                                                -------------         -------------
Net assets at end of period                                                    $1,349,876,119        $1,352,678,344
                                                                               ==============        ==============
Undistributed (excess of distributions over) net investment income             $     (532,159)       $      384,046
                                                                               --------------        --------------

See accompanying notes to financial statements.

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9 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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Notes to Financial Statements

AXP Managed Allocation Fund

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The Fund is a series of AXP Managed Series, Inc. and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. The Fund has 10 billion authorized shares of capital stock that can be allocated among the separate series as designated by the board.

The Fund offers Class A, Class B, Class C and Class Y shares.

o   Class A shares are sold with a front-end sales charge.

o Class B shares may be subject to a contingent deferred sales charge (CDSC) and automatically convert to Class A shares during the ninth calendar year of ownership.

o   Class C shares may be subject to a CDSC.

o Class Y shares have no sales charge and are offered only to qualifying institutional investors.

All classes of shares have identical voting, dividend and liquidation rights.
The distribution fee, incremental transfer agency fee and service fee (class specific expenses) differ among classes. Income, expenses (other than class specific expenses) and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.

Investment in Total Return Portfolio

The Fund invests all of its assets in Total Return Portfolio (the Portfolio), a series of Growth and Income Trust (the Trust), an open-end investment company that has the same objectives as the Fund. Total Return Portfolio seeks to provide shareholders maximum total return through a combination of growth of capital and current income.

The Fund records daily its share of the Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The Fund records its investment in the Portfolio at the value that is equal to the Fund's proportionate ownership interest in the Portfolio's net assets. The percentage of the Portfolio owned by the Fund as of March 31, 2002 was 99.99%.
Valuation of securities held by the Portfolio is discussed in Note 1 of the Portfolio's "Notes to financial statements" (included elsewhere in this report).

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates
(e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Federal taxes

The Fund's policy is to comply with all sections of the Internal Revenue Code that apply to regulated investment companies and to distribute substantially all of its taxable income to the shareholders. No provision for income or excise taxes is thus required.

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Net investment income (loss) and net realized gains (losses) may differ for financial statement and tax purposes primarily because of deferred losses on certain futures contracts, the recognition of certain foreign currency gains
(losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Fund.

Dividends to shareholders

Dividends from net investment income, declared and paid each calendar quarter, when available, are reinvested in additional shares of the Fund at net asset value or payable in cash. Capital gains, when available, are distributed along with the last income dividend of the calendar year.

2. EXPENSES AND SALES CHARGES

In addition to the expenses allocated from the Portfolio, the Fund accrues its own expenses as follows:

The Fund has an agreement with American Express Financial Corporation (AEFC) to provide administrative services. Under an Administrative Services Agreement, the Fund pays AEFC a fee for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.04% to 0.02% annually. A minor portion of additional administrative service expenses paid by the Fund are consultants' fees and fund office expenses. Under this agreement, the Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees and any other expenses properly payable by the Fund and approved by the board.

Under a separate Transfer Agency Agreement, American Express Client Service
Corporation (AECSC) maintains shareholder accounts and records. The incremental transfer agency fee is the amount charged to the specific classes for the additional expense above the fee for Class Y. The Fund pays AECSC an annual fee per shareholder account for this service as follows:

o   Class A $19.00

o   Class B $20.00

o   Class C $19.50

o   Class Y $17.00

The Fund has agreements with American Express Financial Advisors Inc. (the
Distributor) for distribution and shareholder services. Under a Plan and Agreement of Distribution, the Fund pays a distribution fee at an annual rate up to 0.25% of the Fund's average daily net assets attributable to Class A shares and up to 1.00% for Class B and Class C shares.

Under a Shareholder Service Agreement, the Fund pays the Distributor a fee for service provided to shareholders by financial advisors and other servicing agents. The fee is calculated at a rate of 0.10% of the Fund's average daily net assets attributable to Class Y shares.

Sales charges received by the Distributor for distributing Fund shares were $369,162 for Class A, $54,680 for Class B and $136 for Class C for the six months ended March 31, 2002.

During the six months ended March 31, 2002, the Fund's transfer agency fees were reduced by $6,600 as a result of earnings credits from overnight cash balances.

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11 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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


3. CAPITAL SHARE TRANSACTIONS

Transactions in shares of capital stock for the periods indicated are as follows:

                                                            Six months ended March 31, 2002
                                             Class A          Class B            Class C         Class Y

Sold                                        2,222,595         1,155,276           43,005            63,303
Issued for reinvested distributions         1,497,869           135,339              845            14,420
Redeemed                                  (14,023,069)       (2,105,294)          (4,751)         (305,176)
                                          -----------        ----------           ------          --------
Net increase (decrease)                   (10,302,605)         (814,679)          39,099          (227,453)
                                          -----------          --------           ------          --------

                                                               Year ended Sept. 30, 2001
                                             Class A          Class B            Class C         Class Y

Sold                                        4,493,792         2,245,461           79,406           295,990
Issued for reinvested distributions        16,030,931         1,977,460            3,756           317,120
Redeemed                                  (30,523,472)       (5,095,613)         (15,078)       (2,582,307)
                                          -----------        ----------          -------        ----------
Net increase (decrease)                    (9,998,749)         (872,692)          68,084        (1,969,197)
                                           ----------          --------           ------        ----------

4. BANK BORROWINGS

The Fund has a revolving credit agreement with U.S. Bank, N.A., whereby the Fund is permitted to have bank borrowings for temporary or emergency purposes to fund shareholder redemptions. The Fund must have asset coverage for borrowings not to exceed the aggregate of 333% of advances equal to or less than five business days plus 367% of advances over five business days. The agreement, which enables the Fund to participate with other American Express mutual funds, permits borrowings up to $200 million, collectively. Interest is charged to each Fund based on its borrowings at a rate equal to the Federal Funds Rate plus 0.30% or the Eurodollar Rate (Reserve Adjusted) plus 0.20%. Borrowings are payable up to 90 days after such loan is executed. The Fund also pays a commitment fee equal to its pro rata share of the amount of the credit facility at a rate of 0.05% per annum. The Fund had no borrowings outstanding during the six months ended March 31, 2002.

5. CAPITAL LOSS CARRY-OVER

For federal income tax purposes, the Fund had a capital loss carry-over of $133,292,446 as of Sept. 30, 2001 that will expire in 2009 and 2010 if not offset by capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains until the available capital loss carry-over has been offset or expires.

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12 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



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


6. FINANCIAL HIGHLIGHTS

The tables below show certain important financial information for evaluating the Fund's results.

Class A

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $7.93       $10.52       $10.49       $10.34       $12.68

Income from investment operations:

Net investment income (loss)                                        .09          .22          .25          .32          .37

Net gains (losses) (both realized and unrealized)                   .55        (1.87)         .83         1.16         (.79)

Total from investment operations                                    .64        (1.65)        1.08         1.48         (.42)

Less distributions:

Dividends from net investment income                               (.09)        (.22)        (.25)        (.30)        (.37)

Distributions from realized gains                                    --         (.72)        (.80)       (1.03)       (1.55)

Total distributions                                                (.09)        (.94)       (1.05)       (1.33)       (1.92)

Net asset value, end of period                                    $8.48       $ 7.93       $10.52       $10.49       $10.34

Ratios/supplemental data

Net assets, end of period (in millions)                          $1,180       $1,186       $1,677       $1,979       $2,233

Ratio of expenses to average daily net assets(c)                  1.00%(d)      .97%         .96%         .82%         .80%

Ratio of net investment income (loss)
to average daily net assets                                       2.02%(d)     2.40%        2.29%        2.85%        3.13%

Portfolio turnover rate (excluding short-term securities)           41%         152%         102%          81%         122%

Total return(e)                                                   8.09%      (16.40%)      10.54%       14.78%       (3.73%)


Class B

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $7.88       $10.44       $10.43       $10.29       $12.63

Income from investment operations:

Net investment income (loss)                                        .05          .15          .17          .23          .29

Net gains (losses) (both realized and unrealized)                   .55        (1.84)         .81         1.16         (.79)

Total from investment operations                                    .60        (1.69)         .98         1.39         (.50)

Less distributions:

Dividends from net investment income                               (.06)        (.15)        (.17)        (.22)        (.29)

Distributions from realized gains                                    --         (.72)        (.80)       (1.03)       (1.55)

Total distributions                                                (.06)        (.87)        (.97)       (1.25)       (1.84)

Net asset value, end of period                                    $8.42       $ 7.88       $10.44       $10.43       $10.29

Ratios/supplemental data

Net assets, end of period (in millions)                            $160         $156         $216         $237         $251

Ratio of expenses to average daily net assets(c)                  1.77%(d)     1.74%        1.72%        1.59%        1.56%

Ratio of net investment income (loss)
to average daily net assets                                       1.26%(d)     1.64%        1.52%        2.08%        2.40%

Portfolio turnover rate (excluding short-term securities)           41%         152%         102%          81%         122%

Total return(e)                                                   7.62%     (17.01%)        9.72%       13.90%      (4.46%)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
13 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



Class C

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001       2000(b)

Net asset value, beginning of period                              $7.89       $10.47       $10.46

Income from investment operations:

Net investment income (loss)                                        .06          .17          .06

Net gains (losses) (both realized and unrealized)                   .53        (1.86)          --

Total from investment operations                                    .59        (1.69)         .06

Less distributions:

Dividends from net investment income                               (.06)        (.17)        (.05)

Distributions from realized gains                                    --         (.72)          --

Total distributions                                                (.06)        (.89)        (.05)

Net asset value, end of period                                    $8.42       $ 7.89       $10.47

Ratios/supplemental data

Net assets, end of period (in millions)                              $1           $1          $--

Ratio of expenses to average daily net assets(c)                  1.79%(d)     1.74%        1.72%(d)

Ratio of net investment income (loss)
to average daily net assets                                       1.25%(d)     1.68%        1.74%(d)

Portfolio turnover rate (excluding short-term securities)           41%         152%         102%

Total return(e)                                                   7.53%      (16.93%)        .60%



Class Y

Per share income and capital changes(a)

Fiscal period ended Sept. 30,                                    2002(f)        2001         2000         1999         1998

Net asset value, beginning of period                              $7.93       $10.52       $10.50       $10.34       $12.68

Income from investment operations:

Net investment income (loss)                                        .09          .24          .27          .33          .38

Net gains (losses) (both realized and unrealized)                   .56        (1.87)         .82         1.17         (.79)

Total from investment operations                                    .65        (1.63)        1.09         1.50         (.41)

Less distributions:

Dividends from net investment income                               (.10)        (.24)        (.27)        (.31)        (.38)

Distributions from realized gains                                    --         (.72)        (.80)       (1.03)       (1.55)

Total distributions                                                (.10)        (.96)       (1.07)       (1.34)       (1.93)

Net asset value, end of period                                    $8.48       $ 7.93       $10.52       $10.50       $10.34

Ratios/supplemental data

Net assets, end of period (in millions)                              $9          $10          $34          $56          $95

Ratio of expenses to average daily net assets(c)                   .84%(d)      .80%         .80%         .72%         .72%

Ratio of net investment income (loss)
to average daily net assets                                        2.19%(d)    2.56%        2.44%        2.95%        3.20%

Portfolio turnover rate (excluding short-term securities)           41%         152%         102%          81%         122%

Total return(e)                                                   8.17%      (16.26%)      10.70%       14.92%       (3.65%)


See accompanying notes to financial highlights.

--------------------------------------------------------------------------------
14 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Notes to financial highlights

(a) For a share outstanding throughout the period. Rounded to the nearest cent.

(b) Inception date was June 26, 2000.

(c) Expense ratio is based on total expenses of the Fund before reduction of earnings credits on cash balances.

(d) Adjusted to an annual basis.

(e) Total return does not reflect payment of a sales charge.

(f) Six months ended March 31, 2002 (Unaudited).

--------------------------------------------------------------------------------
15 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



Financial Statements

Statement of assets and liabilities

Total Return Portfolio

March 31, 2002 (Unaudited)

Assets
Investments in securities at value, (Note 1)*
   (identified cost $1,363,287,707)                                                                  $1,358,642,037
Dividends and accrued interest receivable                                                                 7,652,886
Receivable for investment securities sold                                                                 5,895,006
Unrealized appreciation on foreign currency contracts held, at value (Notes 1 and 4)                            165
                                                                                                                ---
Total assets                                                                                          1,372,190,094
                                                                                                      -------------

Liabilities
Disbursements in excess of cash on demand deposit                                                            43,930
Payable for investment securities purchased                                                              10,126,695
Unrealized depreciation on foreign currency contracts held, at value (Notes 1 and 4)                              8
Payable upon return of securities loaned (Note 5)                                                        11,881,000
Accrued investment management services fee                                                                   18,746
Other accrued expenses                                                                                       40,765
                                                                                                             ------
Total liabilities                                                                                        22,111,144
                                                                                                         ----------
Net assets                                                                                           $1,350,078,950
                                                                                                     ==============
* Including securities on loan, at value (Note 5)                                                    $   11,573,705
                                                                                                     --------------

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
16 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



Statement of operations

Total Return Portfolio

Six months ended March 31, 2002 (Unaudited)

Investment income
Income:
Dividends                                                                                              $  4,888,416
Interest                                                                                                 15,845,653
   Less foreign taxes withheld                                                                              (26,774)
                                                                                                            -------
Total income                                                                                             20,707,295
                                                                                                         ----------
Expenses (Note 2):
Investment management services fee                                                                        3,534,120
Compensation of board members                                                                                 6,875
Custodian fees                                                                                              131,159
Audit fees                                                                                                   15,875
Other                                                                                                        40,788
                                                                                                             ------
Total expenses                                                                                            3,728,817
   Earnings credits on cash balances (Note 2)                                                                (4,435)
                                                                                                             ------
Total net expenses                                                                                        3,724,382
                                                                                                          ---------
Investment income (loss) -- net                                                                          16,982,913
                                                                                                         ----------

Realized and unrealized gain (loss) -- net
Net realized gain (loss) on:
   Security transactions (Note 3)                                                                       (21,796,762)
   Foreign currency transactions                                                                              7,912
   Futures contracts                                                                                     21,360,780
   Options contracts written (Note 6)                                                                     1,592,895
                                                                                                          ---------
Net realized gain (loss) on investments                                                                   1,164,825
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies                                    91,708,413
                                                                                                         ----------
Net gain (loss) on investments and foreign currencies                                                    92,873,238
                                                                                                         ----------
Net increase (decrease) in net assets resulting from operations                                        $109,856,151
                                                                                                       ============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
17 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



Statements of changes in net assets

Total Return Portfolio

                                                                               March 31, 2002        Sept. 30, 2001
                                                                             Six months ended            Year ended
                                                                                  (Unaudited)

Operations
Investment income (loss) -- net                                                $   16,982,913        $   46,364,462
Net realized gain (loss) on investments                                             1,164,825          (140,870,386)
Net change in unrealized appreciation (depreciation) on investments
   and on translation of assets and liabilities in foreign currencies              91,708,413          (184,275,100)
                                                                                   ----------          ------------
Net increase (decrease) in net assets resulting from operations                   109,856,151          (278,781,024)
                                                                                  -----------          ------------
Proceeds from contributions                                                                55                 4,174
Fair value of withdrawals                                                        (112,714,976)         (295,449,116)
                                                                                 ------------          ------------
Net contributions (withdrawals) from partners                                    (112,714,921)         (295,444,942)
                                                                                 ------------          ------------
Total increase (decrease) in net assets                                            (2,858,770)         (574,225,966)
Net assets at beginning of period                                               1,352,937,720         1,927,163,686
                                                                                -------------         -------------
Net assets at end of period                                                    $1,350,078,950        $1,352,937,720
                                                                               ==============        ==============

See accompanying notes to financial statements.

--------------------------------------------------------------------------------
18 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Notes to Financial Statements

Total Return Portfolio

(Unaudited as to March 31, 2002)

1. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Total Return Portfolio (the Portfolio) is a series of Growth and Income Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Total Return Portfolio seeks to provide maximum total return through a combination of growth of capital and current income by investing in U.S. equity securities, U.S. and foreign debt securities, foreign equity securities and money market instruments. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio.

The Portfolio's significant accounting policies are summarized below:

Use of estimates

Preparing financial statements that conform to accounting principles generally accepted in the United States of America requires management to make estimates (e.g., on assets, liabilities and contingent assets and liabilities) that could differ from actual results.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price. Debt securities are generally traded in the over-the-counter market and are valued at a price that reflects fair value as quoted by dealers in these securities or by an independent pricing service. Securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

To produce incremental earnings, protect gains and facilitate buying and selling of securities for investments, the Portfolio may buy and write options traded on any U.S. or foreign exchange or in the over-the-counter market where completing the obligation depends upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities as well as write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity for profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of being unable to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss when the option transaction expires or closes. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

--------------------------------------------------------------------------------
19 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Futures transactions

To gain exposure to or protect itself from market changes, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy and write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility of an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions, if any, may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement date on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete its contract obligations.

Illiquid securities

As of March 31, 2002, investments in securities included issues that are illiquid which the Portfolio currently limits to 10% of net assets, at market value, at the time of purchase. The aggregate value of such securities as of March 31, 2002 was $8,255,505 representing 0.61% of net assets. These securities are valued at fair value according to methods selected in good faith by the board. According to board guidelines, certain unregistered securities are determined to be liquid and are not included within the 10% limitation specified above.

Securities purchased on a forward-commitment basis

Delivery and payment for securities that have been purchased by the Portfolio on a forward-commitment basis, including when-issued securities and future capital commitments for limited partnership interests, can take place one month or more after the transaction date. During this period, when-issued securities are subject to market fluctuations, and they may affect the Portfolio's net assets the same as owned securities. The Portfolio designates cash or liquid securities at least equal to the amount of its forward-commitments. As of March 31, 2002, the Portfolio has entered into outstanding when-issued commitments of $9,926,042.

--------------------------------------------------------------------------------
20 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. As a "pass-through" entity, the Portfolio therefore does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

2. FEES AND EXPENSES

The Trust, on behalf of the Portfolio, has an Investment Management Services Agreement with AEFC to manage its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.53% to 0.40% annually. The fee may be adjusted upward or downward by a performance incentive adjustment based on a comparison of the performance of Class A shares of AXP Managed Allocation Fund to the Lipper Flexible Portfolio Funds Index. The maximum adjustment is 0.08% of the Portfolio's average daily net assets after deducting 1% from the performance difference. If the performance difference is less than 1%, the adjustment will be zero. The adjustment increased the fee by $60,309 for the six months ended March 31, 2002.

AEFC has a Sub-investment Advisory Agreement with Kenwood Capital Management LLC, an indirect subsidiary of AEFC.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio and any other expenses properly payable by the Trust or Portfolio and approved by the board.

During the six months ended March 31, 2002, the Portfolio's custodian fees were reduced by $4,435 as a result of earnings credits from overnight cash balances. The Portfolio also pays custodian fees to American Express Trust Company, an affiliate of AEFC.

According to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the Trust's units.

3. SECURITIES TRANSACTIONS

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $452,226,973 and $525,338,779, respectively, for the six months ended March 31, 2002. For the same period, the portfolio turnover rate was 41%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $6,461 for the six months ended March 31, 2002.

--------------------------------------------------------------------------------
21 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



4. FOREIGN CURRENCY CONTRACTS

As of March 31, 2002, the Portfolio has foreign currency exchange contracts that obligate it to deliver currencies at specified future dates. The unrealized appreciation and/or depreciation on these contracts is included in the accompanying financial statements. See "Summary of significant accounting policies." The terms of the open contracts are as follows:

Exchange date            Currency to                 Currency to           Unrealized           Unrealized
                        be delivered                 be received         appreciation         depreciation

April 2, 2002                 17,109                      19,602                 $ --                  $ 8
                         U.S. Dollar      European Monetary Unit

April 3, 2002                132,572                     188,835                   53                   --
                       British Pound                 U.S. Dollar

April 4, 2002                 81,622                     116,270                   41                   --
                       British Pound                 U.S. Dollar

April 4, 2002                 32,229                      37,025                   71                   --
                         U.S. Dollar      European Monetary Unit

Total                                                                            $165                  $ 8


5. LENDING OF PORTFOLIO SECURITIES

As of March 31, 2002, securities valued at $11,573,705 were on loan to brokers. For collateral, the Portfolio received $11,881,000 in cash. Income from securities lending amounted to $48,732 for the six months ended March 31, 2002. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.

6. OPTIONS CONTRACTS WRITTEN

Contracts and premiums associated with options contracts written are as follows:

                                                            Six months ended March 31, 2002
                                                        Puts                              Calls
                                            Contracts          Premiums        Contracts          Premiums

Balance Sept. 30, 2001                            500       $ 1,673,444               --       $        --
Opened                                             --                --              615         1,781,596
Closed                                           (500)       (1,673,444)            (615)       (1,781,596)
                                                 ----        ----------             ----        ----------
Balance March 31, 2002                             --       $        --               --       $        --
                                                   --       -----------               --       -----------

See "Summary of significant accounting policies."

7. FUTURES CONTRACTS

As of March 31, 2002, investments in securities included securities valued at $20,630,040 that were pledged as collateral to cover initial margin deposits on 460 open purchase stock index futures contracts. The market value of the open purchase stock index futures contracts as of March 31, 2002 was $126,588,700 with a net unrealized gain of $214,806. See "Summary of significant accounting policies."

--------------------------------------------------------------------------------
22 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Investments in Securities

Total Return Portfolio

March 31, 2002 (Unaudited)

(Percentages represent value of investments compared to net assets)

Common stocks (54.9%)

Issuer                                                Shares            Value(a)

Aerospace & defense (0.8%)
Boeing                                                81,800          $3,946,850
General Motors Cl H                                  116,700(b)        1,919,715
Goodrich                                              80,200           2,537,528
Lockheed Martin                                       37,250           2,144,855
Total                                                                 10,548,948

Airlines (--%)
British Airways                                       37,858(b,c)        131,540

Automotive & related (0.4%)
DaimlerChrysler                                        5,897(c)          267,774
Genuine Parts                                        100,200           3,684,355
Honda Motor                                            9,200(c)          386,645
Nissan Motor                                          26,000(c)          187,935
PSA Peugeot Citroen                                    4,826(c)          238,297
Toyota Motor                                          11,000(c)          317,048
Total                                                                  5,082,054

Banks and savings & loans (3.7%)
Associated Banc-Corp                                  33,500           1,274,005
Astoria Financial                                     84,200           2,446,010
Banco Popular Espanol                                  2,244(c)           84,571
Banco Santander Central Hispano                       33,449(c)          280,137
Bank of America                                      126,865           8,629,357
BB&T                                                  74,200           2,827,762
BNP Paribas                                           14,566(c)          735,757
Deutsche Bank                                          5,851(c)          374,153
Fifth Third Bancorp                                   66,300           4,473,924
FleetBoston Financial                                 92,221           3,227,735
HBOS                                                  21,639(c)          233,724
J.P. Morgan Chase                                     91,700           3,269,105
Lloyds TSB Group                                      26,622(c)          273,329
Mitsui Fudosan                                        17,000(c)          135,836
Natl Australia Bank                                   19,962(c)          364,038
Orix                                                   4,000(c)          299,996
Royal Bank of Scotland Group                          27,350(c)          704,151
Societe Generale Cl A                                  4,537(c)          286,961
SunTrust Banks                                        40,100           2,675,873
U.S. Bancorp                                         171,900           3,879,783
UBS                                                   12,501(c)          615,461
United Overseas Bank                                  19,000(c)          156,625
Wachovia                                              99,000           3,670,920
Washington Mutual                                     72,500           2,401,925
Wells Fargo                                          126,300           6,239,220
Total                                                                 49,560,358

Beverages & tobacco (2.3%)
Anheuser-Busch                                        72,100           3,763,620
Coca-Cola                                             90,400           4,724,304
Constellation Brands                                  55,000(b)        3,022,800
PepsiCo                                              130,100(h)        6,700,150
Philip Morris                                        219,600          11,566,332
RJ Reynolds Tobacco Holdings                          14,000             906,500
Total                                                                 30,683,706

Building materials & construction (0.2%)
Compagnie de Saint-Gobain                              3,311(c)          540,442
Lafarge                                                2,650(c)          236,966
Lennar                                                44,500           2,347,819
Siebe                                                120,296(c)          212,414
Total                                                                  3,337,641

Chemicals (0.9%)
BASF                                                   5,117(c)          207,579
Dow Chemical                                          67,900           2,221,688
Ecolab                                                70,300           3,214,116
Millipore                                             83,200           3,680,769
Praxair                                               40,700           2,433,860
Shin-Etsu Chemical                                     7,600(c)          321,696
Syngenta                                               5,913(c)          361,256
Total                                                                 12,440,964

Communications equipment & services (1.3%)
AT&T Wireless Services                               268,800(b)        2,405,760
Fairchild Semiconductor Intl Cl A                    124,300(b)        3,554,980
GlaxoSmithKline                                       27,530(c)          648,413
Nokia                                                 49,450(c)        1,045,287
NTT DoCoMo                                               116(b,c)        314,211
NTT DoCoMo                                                29(c)           78,772
Tekelec                                               82,000(b)          939,720
Verizon Communications                               182,554           8,333,590
Total                                                                 17,320,733

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
23 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Computers & office equipment (6.4%)
Advent Software                                       28,100(b,h)     $1,662,396
BISYS Group                                          199,400(b)        7,028,850
Canon                                                  7,000(c)          259,856
Cap Gemini                                             3,868(c)          287,840
Cisco Systems                                        553,400(b)        9,369,062
Citrix Systems                                       225,900(b)        3,903,552
Compaq Computer                                      227,900           2,381,555
Computer Associates Intl                              54,400           1,190,816
Computer Sciences                                    110,600(b)        5,612,950
Convergys                                             60,300(b)        1,783,071
Dell Computer                                        214,100(b)        5,590,151
DST Systems                                           53,500(b)        2,664,300
Electronic Arts                                       62,500(b)        3,800,000
Intl Business Machines                               113,500          11,804,000
Microsoft                                            282,200(b)       17,019,482
Oracle                                               316,700(b)        4,053,760
Riverstone Networks                                  136,400(b)          818,400
SEI Investments                                       85,700           3,668,817
Solectron                                            129,050(b)        1,006,590
Storage Technology                                    49,600(b)        1,063,424
Sun Microsystems                                     129,800(b)        1,144,836
Total                                                                 86,113,708

Electronics (2.7%)
Advanced Micro Devices                                76,100(b)        1,119,431
Agilent Technologies                                  95,100(b)        3,324,696
Analog Devices                                       107,100(b)        4,823,784
Applied Materials                                     65,200(b)        3,538,404
Hitachi                                               43,000(c)          314,385
Intel                                                444,200          13,508,122
Micron Technology                                     48,900(b)        1,608,810
Mykrolis                                              56,310(b)          860,980
Nintendo                                               1,800(c)          264,836
STMicroelectronics                                     9,264(c)          309,941
Tektronix                                             98,100(b)        2,321,046
Texas Instruments                                     82,700           2,737,370
Vishay Intertechnology                                70,600(b)        1,436,004
Total                                                                 36,167,809

Energy (2.9%)
BP                                                   118,350(c)        1,053,315
ChevronTexaco                                         98,100           8,855,487
Conoco                                                95,500           2,786,690
ENI                                                   43,622(c)          639,338
Exxon Mobil                                          431,550          18,914,837
FirstEnergy                                           64,100           2,216,578
Phillips Petroleum                                    54,500           3,422,600
Royal Dutch Petroleum                                  6,439(c)          352,491
Shell Transport & Trading                             23,573(c)          175,560
TotalFinaElf                                          6,617(c)         1,021,763
Total                                                                 39,438,659

Energy equipment & services (0.4%)
Transocean Sedco Forex                                77,600           2,578,648
Weatherford Intl                                      56,800(b)        2,705,384
Total                                                                  5,284,032

Financial services (5.0%)
AmeriCredit                                           63,100(b)        2,397,169
Capital One Financial                                 27,900           1,781,415
Citigroup                                            335,400          16,609,008
Fannie Mae                                           119,800           9,569,624
Federated Investors Cl B                             127,100           4,111,685
Freddie Mac                                          112,200           7,110,114
HSBC Holdings                                         18,552(c)          214,515
iShares MSCI Index Fund                              170,700          20,483,999
MBNA                                                  44,450           1,714,437
Morgan Stanley, Dean Witter & Co                      30,600           1,753,686
Nomura Holdings                                       24,000(c)          311,284
Radian Group                                          31,300(h)        1,536,204
Total                                                                 67,593,140

Food (0.6%)
Aurora Foods                                           1,998(b,d)          8,372
Compass Group                                         39,538(c)          264,620
ConAgra Foods                                        105,700           2,563,225
General Mills                                         86,800           4,240,179
Nestle                                                 1,977(c)          439,647
Unilever                                               4,606(c)          264,403
Total                                                                  7,780,446

Health care (7.4%)
Abbott Laboratories                                  137,800           7,248,280
Allergan                                              35,100           2,269,215
Amgen                                                 67,500(b)        4,028,400
Baxter Intl                                          124,400           7,404,288
Biogen                                                63,200(b)        3,100,592
Biomet                                               165,700           4,483,842
Bristol-Myers Squibb                                  66,200           2,680,438

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
24 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Health care (cont.)
Enzon                                                 45,000(b)       $1,993,050
Forest Laboratories                                   37,900(b)        3,096,430
ICOS                                                  64,200(b)        2,952,558
Johnson & Johnson                                    215,100          13,970,745
Medtronic                                            150,700           6,813,147
Merck & Co                                           139,950           8,058,321
Novartis                                              14,573(c)          573,198
Pfizer                                               433,691          17,234,880
Pharmacia                                            117,500           5,296,900
Roche Holding                                          5,430(b,c)        422,150
Schering                                               6,483(c)          378,937
Schering-Plough                                       50,500           1,580,650
Takeda Chemical Inds                                   7,000(c)          283,623
Wyeth                                                 98,500           6,466,525
Total                                                                100,336,169

Health care services (1.1%)
Healthsouth                                          121,000(b)        1,736,350
Lincare Holdings                                      47,200(b)        1,280,064
Tenet Healthcare                                      71,700(b)        4,805,334
UnitedHealth Group                                    56,200           4,294,804
Wellpoint Health Networks                             33,600(b)        2,139,312
Total                                                                 14,255,864

Household products (1.4%)
Gillette                                             145,800           4,958,658
Kao                                                    8,000(c)          149,093
Newell Rubbermaid                                    105,700           3,378,172
Procter & Gamble                                     117,500          10,585,575
Total                                                                 19,071,498

Indexes (0.7%)
Nasdaq-100 Index Tracking                            257,000(b)        9,275,130

Industrial equipment & services (0.5%)
Amada                                                 21,000(c)          107,745
Caterpillar                                           30,800           1,750,980
Koninklijke (Royal) Philips Electronics               20,773(c)          633,739
Parker-Hannifin                                       92,900           4,635,710
Total                                                                  7,128,174

Insurance (2.5%)
Aegon                                                 10,382(c)          253,422
AFLAC                                                 35,300           1,041,350
Allianz                                                2,301(c)          544,003
American Intl Group                                  155,705          11,232,559
CGNU                                                  26,354(c)          278,083
Converium Holding                                      3,837(b,c)        196,208
HCC Insurance Holdings                               115,700           3,233,815
John Hancock Financial Services                       53,900           2,058,441
Marsh & McLennan                                      26,600           2,998,884
MBIA                                                  18,800           1,028,172
MetLife                                               98,300           3,096,450
Muenchener Rueckversicherungs- Gesellschaft              803(c)          199,653
Nationwide Financial Services Cl A                    52,300           2,238,440
PMI Group                                             15,200           1,151,552
Selective Insurance Group                              2,200              58,740
St. Paul Companies                                    47,700           2,187,045
Swiss Reinsurance                                      4,950(b,c)        455,472
UnumProvident                                         56,500           1,578,045
Total                                                                 33,830,334

Leisure time & entertainment (1.2%)
Accor                                                  8,680(b,c)        348,332
AOL Time Warner                                      281,300(b)        6,652,745
Blockbuster Cl A                                      80,800           1,896,376
Harley-Davidson                                       33,400           1,841,342
Harrah's Entertainment                                39,700(b)        1,757,122
Viacom Cl B                                           83,237(b)        4,026,174
Total                                                                 16,522,091

Media (0.9%)
British Sky Broadcasting Group                        47,625(b,c)        564,246
Dentsu                                                     7(c)           38,503
eBay                                                  23,700(b)        1,342,368
Gannett                                               34,700           2,640,670
McGraw-Hill Companies                                 57,700           3,938,025
Sony                                                   6,500(c)          337,911
USA Networks                                         102,800(b)        3,265,956
Total                                                                 12,127,679

Metals (0.5%)
Alcoa                                                119,200(h)        4,498,608
Arcelor                                               20,993(b,c)        287,534
BHP Billiton                                         131,219(c)          786,408
Martin Marietta Materials                             16,200             683,964
Rio Tinto                                             21,252(c)          420,048
Total                                                                  6,676,562

Miscellaneous (0.1%)
Autoroutes du Sud de la France                         1,481(b,c)         39,543
Intersil                                              48,100(b)        1,363,635
Prime Succession Holdings                             87,115(b)          121,961
Total                                                                  1,525,139

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
25 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                                                Shares            Value(a)

Multi-industry conglomerates (2.6%)
Adecco                                                 1,244(c)          $78,961
Danaher                                               37,400           2,656,148
Fuji Photo Film                                        5,000(c)          157,317
General Electric                                     671,000          25,128,950
Minnesota Mining & Mfg                                31,100           3,576,811
Mitsubishi                                            20,000(c)          150,753
Rentokil Initial                                      93,851(c)          378,212
Sumitomo Chemical                                     83,000(c)          313,125
Tyco Intl                                             63,900(c)        2,065,248
Vivendi Universal                                     10,347(c)          402,411
Total                                                                 34,907,936

Paper & packaging (0.2%)
Intl Paper                                            67,700           2,911,777
Stora Enso                                            25,453(c)          321,975
Total                                                                  3,233,752

Restaurants & lodging (0.7%)
Brinker Intl                                          64,500(b)        2,090,445
Darden Restaurants                                    43,500           1,765,665
Starwood Hotels & Resorts Worldwide                  145,300           5,464,733
Total                                                                  9,320,843

Retail (3.9%)
Best Buy                                              78,300(b)        6,201,360
Family Dollar Stores                                  98,600           3,304,086
Home Depot                                           202,300           9,833,804
Kroger                                               233,200(b)        5,167,712
Lowe's Companies                                      61,300           2,665,937
Marks & Spencer Group                                 97,946(c)          537,327
Marks & Spencer Group Cl B                           120,992(b,c)        118,020
Safeway                                              106,250(b)        4,783,375
Sears, Roebuck & Co                                   53,400           2,737,818
Signet Group                                         151,579(c)          259,018
Target                                                73,700           3,177,944
Tesco                                                153,340(c)          526,238
TJX Companies                                         44,100           1,764,441
Wal-Mart Stores                                      192,100          11,773,810
Total                                                                 52,850,890

Transportation (0.2%)
Burlington Northern Santa Fe                         103,600           3,126,648

Utilities -- electric (0.9%)
Allegheny Energy                                      36,600(h)        1,513,410
Calpine                                              142,100(b)        1,804,670
Dominion Resources                                    16,600           1,081,656
Duke Energy                                          128,400           4,853,519
E.On                                                   4,212(c)          213,491
Endesa ADR                                            20,906(c)          310,965
Mirant                                               134,400(b)        1,942,080
National Grid Group Place                             33,151(c)          218,687
RWE                                                    4,672(b,c)        175,262
Total                                                                 12,113,740

Utilities -- gas (0.6%)
Centrica                                              70,128(c)          227,187
Dynegy Cl A                                           89,300           2,589,700
El Paso                                               67,700           2,980,831
Williams Companies                                    97,200           2,290,032
Total                                                                  8,087,750

Utilities -- telephone (1.9%)
BellSouth                                            173,950           6,411,797
France Telecom                                         6,313(c)          193,422
Koninklijke (Royal)                                   45,374(c)          232,360
Liberty Media Cl A                                   228,700(b)        2,890,768
PanAmSat                                              73,700(b)        1,684,045
Portugal Telecom                                      28,446(c)          211,683
SBC Communications                                   209,221           7,833,234
Sprint (FON Group)                                   259,000           3,960,110
Telefonica                                            28,299(c)          317,241
Vodafone Group                                       347,109(c)          641,333
WorldCom-WorldCom Group                              247,100(b)        1,665,454
Total                                                                 26,041,447

Total common stocks
(Cost: $738,326,445)                                                $741,915,384

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
26 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Preferred stocks & other (0.4%)

Issuer                                                Shares            Value(a)

Asia Pulp & Paper
     Warrants                                            400(b,c,d,f)        $--

Century Maintenance Supply
     13.25% Pay-in-kind Series C                       4,121(l)          370,375

Duke Energy
     8.25% Cv                                         29,400             755,874

General Motors
     5.25% Cv Series B                                59,500           1,626,134

Intermedia Communications
     13.50% Pay-in-kind Series B                         973(l)          793,397

NSM Steel
     Warrants                                      2,722,298(b,c,d)            3

Pegasus Satellite
     12.75% Cm Pay-in-kind Series B                      602(l)          331,771

Prudential Financial
     6.75% Cv                                         19,200           1,060,416

Telefonica
     Rights                                           28,299(b,c)          6,419

Total preferred stocks & other
(Cost: $5,069,758)                                                    $4,944,389


Bonds (27.4%)

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Government obligations & agencies (2.6%)
Federal Republic of Brazil
     (U.S. Dollar)
         04-15-14               8.00%               $861,987(c)         $702,519
U.S. Treasury
         08-15-10               5.75               8,000,000           8,171,280
         08-15-17               8.88              11,000,000(h)       14,189,999
         08-15-23               6.25              10,000,000          10,242,200
United Mexican States
     (U.S. Dollar)
         09-15-16               1.38               1,700,000(c)        2,130,100
Total                                                                 35,436,098

Mortgage-backed securities (6.1%)
Federal Home Loan Mtge Corp
         03-01-13               5.50               6,485,079           6,422,396
         07-01-28               6.00               7,359,963           7,196,407
         09-01-28               6.00               7,627,826           7,458,318
     Collateralized Mtge Obligation
         11-15-16               5.50               5,000,000           4,834,100
Federal Natl Mtge Assn
         05-15-08               6.00              10,000,000          10,214,080
         03-01-14               5.50               7,099,588           7,002,844
         05-01-24               7.50               5,098,953           5,331,570
         02-01-30               7.00               6,454,418           6,585,291
         03-01-30               7.00               5,891,642           6,012,869
         04-01-30               6.00              10,000,000(i)        9,690,624
         01-01-32               7.00               4,859,286           4,957,858
         03-01-32               6.50               3,000,000           2,989,922
     Collateralized Mtge Obligation
         03-25-24               6.50               2,004,744           1,868,504
Total                                                                 80,564,783

Aerospace & defense (0.7%)
Alliant Techsystems
     Company Guaranty
         05-15-11               8.50                 650,000             692,250
L-3 Communications
     Sr Sub Nts
         05-15-08               8.50                 500,000             517,500
     Sr Sub Nts Series B
         05-01-07              10.38                 535,000             565,763
Northrop-Grumman
         03-01-16               7.75               5,000,000           5,136,350
Systems 2001 Asset Trust
         09-15-13               6.66               1,865,714(d)        1,867,057
Total                                                                  8,778,920

Airlines (1.4%)
Continental Airlines
         04-01-15               7.46               2,681,767           2,632,480
     Series 1998A
         09-15-17               6.65               2,703,749           2,564,333
Delta Air Lines
         09-18-11               7.11               3,000,000           3,014,161
Southwest Airlines
         11-01-06               5.50               2,300,000           2,265,247
US Airways
     (MBIA Insured)
         03-20-21               7.08               2,452,762(m)        2,455,258
Wilmington Trust
     Sub Nts
         05-01-08               6.63               6,300,000           6,116,418
Total                                                                 19,047,897

Automotive & related (0.6%)
Aftermarket Technology
     Sr Sub Nts Series D
         08-01-04              12.00                 350,000             357,175
Collins & Aikman Floor Cover
     Sr Sub Nts
         02-15-10               9.75                  50,000(d)           52,375

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
27 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Automotive & related (cont.)
DaimlerChrysler North America Holding
     Company Guaranty
         01-15-12               7.30%             $2,800,000          $2,813,936
Ford Motor Credit
         06-15-10               7.88               1,000,000           1,003,940
         02-01-11               7.38               3,000,000           2,919,540
Lear
     Company Guaranty Series B
         05-15-09               8.11                 500,000             515,000
Total                                                                  7,661,966

Banks and savings & loans (0.9%)
Bank of America
         05-16-05               7.88               3,000,000           3,243,804
Bank United
     Medium-term Notes Series A
         03-15-09               8.00               1,500,000           1,606,770
Capital One Bank
     Sr Nts
         06-15-05               8.25               3,000,000           3,040,218
Union Planters Bank
     Sub Nts
         03-15-08               6.50               5,000,000           4,889,245
Total                                                                 12,780,037

Beverages & tobacco (--%)
Constellation Brands
     Sr Sub Nts Series B
         01-15-12               8.13                 375,000             382,500

Building materials & construction (0.7%)
D.R. Horton
     Sr Sub Nts
         03-15-11               9.38                 250,000             257,500
Dayton Superior
     Company Guaranty
         06-15-09              13.00                 275,000             280,500
Foamex LP/Capital
     Company Guaranty
         04-01-09              10.75                 120,000(d)          122,400
Louisiana Pacific
     Sr Nts
         11-15-08              10.88                 280,000             301,700
     Sr Sub Nts
         08-15-05               8.50                 200,000             206,469
Masco
         05-03-04               6.00               2,000,000           2,024,380
Nortek
     Sr Nts Series B
         03-15-07               9.25                 450,000             466,875
Pulte Homes
     Company Guaranty
         08-01-11               7.88               1,400,000           1,401,497
Schuler Homes
     Company Guaranty
         07-15-09               9.38                 500,000             521,250
Tyco Intl Group
     (U.S. Dollar)
         10-15-11               6.38                 500,000(c)          444,970
WCI Communities
     Company Guaranty
         02-15-11              10.63                 150,000             162,000
Weyerhaeuser
         03-15-07               6.13                 600,000(g)          595,410
         03-15-12               6.75               1,000,000(g)          981,810
         03-15-32               7.38               1,500,000(g)        1,464,195
Total                                                                  9,230,956

Chemicals (0.3%)
Airgas
     Company Guaranty
         10-01-11               9.13                 375,000             397,500
Allied Waste North America
     Company Guaranty Series B
         01-01-06               7.63                 300,000             289,500
         04-01-08               8.88                 900,000             920,250
Compass Minerals Group
     Sr Sub Nts
         08-15-11              10.00                  75,000(d)           79,031
Equistar Chemical/Funding
     Company Guaranty
         09-01-08              10.13                 800,000             824,000
Georgia Gulf
         11-15-05               7.63                 100,000             102,352
Huntsman Intl LLC
     Sr Nts
         03-01-09               9.88                  65,000(g)           65,975
IMC Global
     Company Guaranty Series B
         06-01-08              10.88                 495,000             547,594
Lyondell Chemical
         12-15-08               9.50                 290,000(d)          294,350
Noveon
     Company Guaranty Series B
         02-28-11              11.00                 350,000             371,000
Resolution Performance
     Sr Sub Nts
         11-15-10              13.50                 500,000             560,000
Total                                                                  4,451,552

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
28 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Communications equipment & services (1.3%)
AT&T Wireless Services
     Sr Nts
         03-01-11               7.88%             $2,800,000          $2,793,507
Cingular Wireless
         12-15-31               7.13               2,000,000(d)        1,895,696
Deutsche Telekom Intl Finance
     (U.S. Dollar)
         06-15-10               8.00               2,000,000(c)        2,083,656
EchoStar DBS
     Sr Nts
         02-01-09               9.38                 350,000             364,000
GT Group Telecom
     (U.S. Dollar)
         06-30-08               9.89                 700,000(c)          350,000
NATG Holdings LLC/Orius Capital
     Company Guaranty Series B
         02-01-10              12.75                 215,000(b)            6,450
Price Communications Wireless
     Company Guaranty Series B
         12-15-06               9.13                 650,000             676,000
Qwest
         11-01-04               7.20                 500,000             471,745
Telefonica Europe
     (U.S. Dollar) Company Guaranty
         09-15-10               7.75               4,000,000(c)        4,206,640
Verizon Global Funding
         12-01-05               6.75               2,000,000           2,076,860
         12-01-10               7.25               2,000,000           2,051,350
Total                                                                 16,975,904

Computers & office equipment (0.5%)
Acxiom
     Cv
         02-15-09               3.75                 388,000(d)          448,625
Adaptec
     Cv
         03-05-07               3.00                 740,000(d)          821,333
Brocade Communications
     Cv
         01-01-07               2.00                 900,000(d)          820,125
Comverse Technology
     Cv
         12-01-05               1.50               1,510,000           1,151,375
Emulex
     Cv
         02-01-07               1.75                 920,000(d)          825,700
Extreme Networks
     Cv
         12-01-06               3.50                 790,000(d)          650,763
Solectron
     Zero Coupon Cv
         11-20-20               4.00               4,365,000(j)        2,024,269
Wind River Systems
     Cv
         12-15-06               3.75                 360,000(d)          315,900
Total                                                                  7,058,090

Consumer finance-- personal loans (--%)
Crown Paper
     Sr Sub Nts
         09-01-05              11.00                 705,000(b)            7,050

Electronics (0.5%)
Celestica
     (U.S. Dollar) Zero Coupon Cv
         08-01-20               3.58               4,150,000(c,j)      1,800,062
Kulicke & Soffa Inds
     Cv
         12-15-06               4.75                 810,000             879,863
RF Micro Devices
     Cv
         08-15-05               3.75               1,410,000           1,196,737
STMicroelectronics
     (U.S. Dollar) Zero Coupon Cv
         11-16-10               3.79               1,740,000(c,d,j)    1,170,150
Triquint Semiconductor
     Cv Sub Nts
         03-01-07               4.00               1,225,000             940,188
Veeco Instruments
     Cv
         12-21-08               4.13               1,000,000(d)        1,126,250
Total                                                                  7,113,250

Energy (0.6%)
Anadarko Finance
     Company Guaranty Series B
         05-01-11               6.75               2,000,000           2,007,780
Calpine Canada Energy Finance
     (U.S. Dollar) Company Guaranty
         05-01-08               8.50                 950,000(c)          757,625
Devon Energy
     Cv
         08-15-08               4.90                 875,000             876,094
El Paso Energy Partners
     Company Guaranty Series B
         06-01-11               8.50                 250,000             257,500
Forest Oil
     Sr Nts
         06-15-08               8.00                 260,000             265,850

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
29 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Energy (cont.)
Hanover Equipment Trust
     Sr Nts
         09-01-08               8.50%               $175,000(d)         $175,875
         09-01-11               8.75                 200,000(d)          200,000
Luscar Coal
     (U.S. Dollar) Sr Nts
         10-15-11               9.75                 395,000(c,d)        421,169
Magnum Hunter Resources
     Sr Nts
         03-15-12               9.60                  80,000(d)           83,800
Phillips Petroleum
         05-25-05               8.50               3,000,000           3,283,695
Westport Resources
     Company Guaranty
         11-01-11               8.25                 150,000             154,500
Total                                                                  8,483,888

Energy equipment & services (0.1%)
Key Energy Services
     Sr Nts
         03-01-08               8.38                 425,000             433,500
Nabors Inds
     Zero Coupon Cv
         06-20-20               2.06               1,970,000(j)        1,285,425
Total                                                                  1,718,925

Financial services (1.3%)
Credit Suisse First Boston USA
         01-15-12               6.50               3,000,000           2,946,849
E*TRADE Group
     Cv
         02-01-07               6.00               1,070,000             881,252
GMAC
         09-15-11               6.88               5,000,000           4,869,400
Household Finance
         10-15-11               6.38               4,000,000           3,774,780
Indah Kiat Finance Mauritius
     (U.S. Dollar) Company Guaranty
         07-01-07              10.00                 435,000(b,c)         95,700
LaBranche
     Sr Nts
         08-15-04               9.50                 420,000             441,227
     Sr Sub Nts
         03-02-07              12.00                 100,000             114,500
Morgan Stanley, Dean Witter & Co
         06-15-05               7.75               3,000,000           3,228,891
Swiss Re America Holdings
     Cv
         11-21-21               3.25                 770,000(d)          714,175
Total                                                                 17,066,774

Food (--%)
B & G Foods
     Sr Sub Nts
         08-01-07               9.63                 150,000(d)          153,000
Del Monte
     Company Guaranty Series B
         05-15-11               9.25                 250,000             261,875
RAB Enterprises
     Company Guaranty
         05-01-05              10.50                 150,000              52,500
Total                                                                    467,375

Furniture & appliances (--%)
Falcon Products
     Company Guaranty Series B
         06-15-09              11.38                 250,000             218,125
Interface
     Company Guaranty
         04-01-08               7.30                 250,000             230,312
     Sr Nts
         02-01-10              10.38                  30,000(d)           31,538
Total                                                                    479,975

Health care (0.1%)
Allergan
     Zero Coupon Cv
         11-01-20              11.69               1,220,000(j)          753,350

Health care services (0.2%)
Charles River Laboratories
     Cv
         02-01-22               3.50                 780,000(d)          779,024
Coventry Health Care
     Sr Nts
         02-15-12               8.13                 150,000(d)          150,563
HCA
         02-01-11               7.88                 500,000             524,999
Insight Healthcare Services
     Sr Sub Nts
         11-01-11               9.88                  80,000(d)           82,200
Omnicare
     Company Guaranty Series B
         03-15-11               8.13                 329,000(h)          346,273

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
30 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Health care services (cont.)
RoTech Healthcare
     Sr Sub Nts
         04-01-12              9.50%                 $35,000(d)          $36,138
Triad Hospitals
     Company Guaranty
         05-01-09               8.75                 440,000             468,600
Triad Hospitals Holdings
     Company Guaranty Series B
         05-15-09              11.00                 135,000             150,019
Vanguard Health Systems
     Company Guaranty
         08-01-11               9.75                 175,000             184,625
Total                                                                  2,722,441

Household products (--%)
Revlon Consumer Products
     Sr Nts
         12-01-05              12.00                 250,000(d)          251,563

Industrial equipment & services (0.1%)
Joy Global
     Company Guaranty
         03-15-12               8.75                 750,000(d)          768,750
Motors & Gears
     Sr Nts Series D
         11-15-06              10.75                 465,000             444,075
Terex
     Company Guaranty
         07-15-11               9.25                 200,000             208,000
     Company Guaranty Series B
         04-01-11              10.38                 185,000             200,263
Total                                                                  1,621,088

Insurance (0.3%)
American Intl Group
     Zero Coupon Cv
         11-09-31               1.40               1,700,000(j)        1,015,750
Americo Life
     Sr Sub Nts
         06-01-05               9.25                 900,000             891,000
Executive Risk Capital
     Company Guaranty Series B
         02-01-27               8.68               1,500,000           1,532,315
Ohio Casualty
     Cv
         03-19-22               5.00                 450,000(d)          482,175
Total                                                                  3,921,240

Leisure time & entertainment (0.6%)
AMC Entertainment
     Sr Sub Nts
         03-15-09               9.50                 155,000             154,225
         02-01-12               9.88                 100,000(d)          100,500
Ameristar Casinos
     Company Guaranty
         02-15-09              10.75                  65,000              71,338
Choctaw Resort Development Enterprises
     Sr Nts
         04-01-09               9.25                 675,000             695,250
Coast Hotels & Casino
     Company Guaranty
         04-01-09               9.50                 850,000             897,813
Hammons (JQ) Hotels
     1st Mtge
         02-15-04               8.88                 200,000             199,500
Harrahs Operating
     Company Guaranty
         02-01-11               8.00               3,000,000           3,130,163
HMH Properties
     Company Guaranty Series A
         08-01-05               7.88                 600,000             595,500
MGM Mirage
         02-06-08               6.88                 600,000             578,238
     Company Guaranty
         06-01-07               9.75                 225,000             243,000
Resort Intl Hotel/Casino
     1st Mtge
         03-15-09              11.50                 150,000(d)          141,750
RFS Partnership LP
     Company Guaranty
         03-01-12               9.75                 100,000(d)          103,000
Six Flags
     Sr Nts
         04-01-06               9.25                 400,000             418,500
         02-01-10               8.88                 400,000(d)          405,000
Station Casinos
     Sr Nts
         02-15-08               8.38                 750,000             772,500
Steinway Musical Instruments
     Company Guaranty
         04-15-11               8.75                 200,000             200,000
Total                                                                  8,706,277

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
31 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Media (1.6%)
Adelphia Communications
     Sr Nts
         11-01-06              10.25%               $975,000            $906,750
American Media Operation
     Sr Sub Nts
         05-01-09              10.25                 300,000(d)          310,500
Australis Media
     (U.S. Dollar)
         05-15-03              15.75               5,000,000(b,c,f)           --
     (U.S. Dollar) Sr Disc Nts
         05-15-03              15.75                  40,885(b,c,f)           --
Charter Communications Holdings LLC/Capital
     Sr Nts
         10-01-09              10.75               1,290,000           1,283,550
     Zero Coupon Sr Disc Nts
         01-15-12               5.98                 175,000(d,k)         94,500
Coaxial Communications/Phoenix
     Company Guaranty
         08-15-06              10.00                 650,000             656,500
Comcast Cable Communications
     Sr Nts
         01-30-11               6.75               1,500,000           1,460,357
Corus Entertainment
     (U.S. Dollar) Sr Sub Nts
         03-01-12               8.75                 110,000(c,d)        113,575
CSC Holdings
     Sr Sub Deb
         05-15-16              10.50               1,060,000           1,166,000
Cumulus Media
     Company Guaranty
         07-01-08              10.38                 250,000             268,438
Harcourt General
         08-01-27               7.20               2,000,000           1,896,200
Lenfest Communications
     Sr Nts
         02-15-08               7.63               1,500,000           1,533,720
MDC
     (U.S. Dollar) Sr Sub Nts
         12-01-06              10.50                 500,000(c)          445,000
Mediacom Broadband LLC
     Company Guaranty
         07-15-13              11.00                 355,000             392,275
Quebecor Media
     (U.S. Dollar) Sr Nts
         07-15-11              11.13                 250,000(c)          271,250
Regional Independent Medical
     (U.S. Dollar) Sr Nts
         07-01-08              10.50                  50,000(c)           56,500
Rogers Cablesystems
     (U.S. Dollar) Company Guaranty
         12-01-15              11.00                 350,000(c)          385,000
Salem Communication Holding
     Company Guaranty Series B
         07-01-11               9.00                 100,000             103,750
Sinclair Broadcast Group
     Sr Sub Nts
         12-15-11               8.75                 330,000(d)          339,075
         03-15-12               8.00                  80,000(d)           79,600
Telemundo Holdings
     Zero Coupon Sr Disc Nts Series D
         08-15-03              11.32                 250,000(k)          251,563
Time Warner Companies
         02-01-24               7.57               5,875,000           5,766,018
Veninfotel
     (U.S. Dollar) Cv Pay-in-kind
         09-01-02              10.00               3,165,976(c,g,l)    3,165,975
Total                                                                 20,946,096

Metals (0.1%)
AK Steel
     Sr Nts
         12-15-06               9.13                 500,000             521,250
Great Lakes Carbon
     Company Guaranty Pay-in-kind Series B
         05-15-08              10.25                 127,000(l)           76,200
Imexsa Export Trust
     (U.S. Dollar)
         05-31-03              10.13                 216,455(c,d)         80,088
WCI Steel
     Sr Nts Series B
         12-01-04              10.00                 130,000              48,750
Total                                                                    726,288

Miscellaneous (0.6%)
Advance Stores
     Sr Sub Nts
         04-15-08              10.25                 110,000(d)          116,325
Advanced Accessory/ASS Cap
     Company Guaranty Series B
         10-01-07               9.75                 400,000             372,000
Dura Operating
     Company Guaranty Series D
         05-01-09               9.00                 340,000             338,300
EOP Operating LP
     Sr Nts
         07-15-11               7.00               2,700,000           2,688,660

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
32 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Miscellaneous (cont.)
Eott Energy Partners LP/Energy Finance
     Company Guaranty
         10-01-09              11.00%               $245,000            $230,300
ISG Resources
         04-15-08              10.00                 765,000             711,450
Meritage
     Company Guaranty
         06-01-11               9.75                 585,000             612,788
Nationwide Credit
     Sr Nts Series A
         01-15-08              10.25                 250,000(b)           71,250
NSM Steel
     Company Guaranty
         02-01-06              12.00               2,060,396(b,d)        642,431
         02-01-08              12.25               4,300,000(b,d)      1,337,472
Omega Cabinets
     Sr Sub Nts
         06-15-07              10.50                 750,000             802,500
Prime Succession Holding
     Cv Pay-in-kind
         08-29-04              14.25                  61,863              46,397
Von Hoffman
     Company Guaranty
         03-15-09              10.25                  25,000(d)           25,375
Von Hoffman Press
     Sr Sub Nts
         05-15-07              10.88                 200,000(d)          188,250
Total                                                                  8,183,498

Multi-industry conglomerates (--%)
Jordan Inds
     Sr Nts Series D
         08-01-07              10.38                 400,000             232,000

Paper & packaging (0.6%)
Abitibi-Consolidated
     (U.S. Dollar)
         08-01-05               8.30               2,500,000(c)        2,581,475
Berry Plastics
     Company Guaranty Series B
         07-15-07              11.00                 250,000             270,000
     Sr Sub Nts
         04-15-04              12.25                 100,000             100,750
Graphic Packaging
     Sr Sub Nts
         02-15-12               8.63                 340,000(d)          352,750
Intl Paper
         07-08-05               8.13               2,500,000           2,665,700
Packaging Corp of America
     Company Guaranty
         04-01-09               9.63                 300,000             326,250
Printpack
     Sr Sub Nts Series B
         08-15-06              10.63                 100,000             105,000
Riverwood Intl
     Company Guaranty
         04-01-06              10.25                 250,000             258,750
         08-01-07              10.63                 250,000             265,000
Silgan Holdings
     Sr Sub Deb
         06-01-09               9.00                 500,000             520,000
Stone Container
     Sr Nts
         02-01-08               9.25                 400,000             427,000
Total                                                                  7,872,675

Real estate investment trust (--%)
MeriStar Hospitality
     Company Guaranty
         01-15-11               9.13                 300,000             306,375
MeriStar Hospitality Operating Partnership Finance
     Sr Nts
         06-15-09              10.50                  75,000(d)           80,250
Total                                                                    386,625

Restaurants & lodging (0.1%)
Extended Stay America
     Sr Sub Nts
         06-15-11               9.88                 400,000             418,000
Park Place Entertainment
     Sr Sub Nts
         05-15-11               8.13                 575,000             577,875
Prime Hospitality
     Sr Sub Nts Series B
         04-01-07               9.75                 515,000             536,888
Total                                                                  1,532,763

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
33 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Retail (1.2%)
Albertson's
     Sr Nts
         02-15-11               7.50%             $3,000,000          $3,146,799
Best Buy
     Cv
         01-15-22               2.25                 800,000(d)          820,000
Kroger
     Sr Nts
         07-15-06               8.15               5,000,000           5,418,950
Pathmark Stores
     Sr Sub Nts
         02-01-12               8.75                 525,000(d)          540,750
Rite Aid
         01-15-07               7.13                 250,000             180,000
United Auto Group
     Sr Sub Nts
         03-15-12               9.63                 600,000(d)          616,500
Wal-Mart CRAVE Trust
         07-17-06               7.00               5,388,764(d)        5,576,886
Total                                                                 16,299,885

Transportation (0.6%)
ArvinMeritor
         03-01-12               8.75               2,000,000           2,080,740
Enterprise Rent-A-Car USA Finance
         02-15-08               6.80               3,000,000(d)        2,980,191
Greater Beijing First Expressways
     (U.S. Dollar) Sr Nts
         06-15-07               9.50                 580,000(b,c)        290,000
Interpool
         08-01-07               7.20                  85,000              78,200
         08-01-07               7.35                 425,000             395,250
Union Pacific
         01-15-11               6.65               2,000,000           1,999,490
Zhuhai Highway
     (U.S. Dollar) Sub Nts
         07-01-08              12.00               1,000,000(b,c,d)      280,000
Total                                                                  8,103,871

Utilities -- electric (1.6%)
Constellation Energy
         04-01-12               7.00               3,000,000           2,941,920
Exelon
     Sr Nts
         05-01-11               6.75               3,000,000           2,929,200
IPALCO Enterprises
         11-14-11               7.63               2,500,000(d)        2,295,038
Kansas City Power & Light
         03-15-07               6.00               2,000,000(g)        1,982,140
Mirant Americas Generation
     Sr Nts
         05-01-11               8.30               2,500,000           2,312,500
NRG Energy
     Sr Nts
         07-15-06               6.75               1,000,000             954,490
         04-01-11               7.75               1,000,000             962,500
Public Service Electric & Gas
     1st & Ref Mtge (AMBAC Insured)
         01-01-16               6.75               7,365,000(m)        7,388,346
Total                                                                 21,766,134

Utilities -- gas (1.0%)
Columbia Energy Group
     Series E
         11-28-10               7.32               5,043,000           4,636,282
Dynegy-Roseton Danskamme
     Company Guaranty Series A
         11-08-10               7.27               3,000,000           2,790,000
El Paso
     Sr Nts
         12-15-12               7.38               2,000,000           1,973,420
El Paso Energy
     Sr Nts
         08-01-31               7.80                 500,000             487,660
Southern Natural Gas
         03-01-32               8.00                 500,000             499,153
Southwest Gas
         02-15-11               8.38               2,000,000           1,961,740
Williams Companies
         09-01-11               7.13                 750,000             711,960
Total                                                                 13,060,215

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
34 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

Issuer                        Coupon               Principal            Value(a)
                                rate                  amount

Utilities -- telephone (1.1%)
Adelphia Business Solutions
     Sr Nts Series B
         09-01-04              12.25%               $500,000(b)          $73,750
AT&T
     Sr Nts
         11-15-11               7.30               3,500,000(d)        3,381,349
CenturyTel
     Sr Nts
         10-15-12               7.75               2,000,000           2,032,160
Citizens Communications
     Sr Nts
         08-15-08               7.63               1,400,000           1,379,938
Dobson/Sygnet Communications
     Sr Nts
         12-15-08              12.25                 590,000             578,200
France Telecom
     (U.S. Dollar)
         03-01-11               7.75               2,000,000(c)        2,036,286
         03-01-31               8.50               1,500,000(c)        1,603,185
Nextel Communications
     Sr Nts
         02-01-11               9.50                 485,000             312,825
Sprint Capital
         03-15-12               8.38                 500,000(d)          492,370
     Company Guaranty
         01-30-11               7.63                 750,000             711,515
Western Wireless
     Sr Sub Nts
         02-01-07              10.50                 150,000             123,000
WorldCom
     05-15-31                   8.25               3,000,000           2,419,797
Total                                                                 15,144,375

Total bonds
(Cost: $378,044,725)                                                $369,936,324

Short-term securities (17.9%)

Issuer                    Annualized                  Amount            Value(a)
                       yield on date              payable at
                         of purchase                maturity

U.S. government agencies (11.0%)
Federal Home Loan Bank Disc Nts
         04-03-02               1.71%            $35,000,000         $34,990,516
         04-12-02               1.73                 700,000             699,489
         04-17-02               1.74               8,300,000           8,292,630
         05-29-02               1.81              36,000,000          35,898,517
Federal Home Loan Mtge Corp Disc Nts
         05-14-02               1.79              15,000,000          14,964,945
Federal Natl Mtge Assn Disc Nts
         04-03-02               1.72              15,000,000          14,995,935
         04-15-02               1.72              23,000,000          22,980,656
         04-29-02               1.76              15,800,000          15,775,282
Total                                                                148,597,970

Commercial paper (6.9%)
Abbey Natl North America
         04-29-02               1.93               3,400,000           3,394,227
Barclays U.S. Funding
         04-09-02               1.78               2,100,000           2,098,754
Barton Capital
         04-01-02               1.85               3,600,000(e)        3,599,260
BBV Finance (Delaware)
         06-05-02               1.84               2,100,000           2,092,071
Corporate Receivables
         05-17-02               1.88              13,000,000(e)       12,966,056
Edison Asset Securitization
         6-20-02                1.96               5,000,000(e)        4,977,017
Emerson Electric
         05-20-02               1.81               5,000,000(e)        4,986,676
Marsh & McLennan
         04-26-02               1.80               2,100,000           2,096,955
Morgan Stanley, Dean Witter & Co
         04-15-02               1.79               3,900,000           3,896,509
Nordea North America
         04-02-02               1.68               1,700,000           1,699,551
Procter & Gamble
         04-23-02               1.76               1,300,000(e)        1,298,348
         05-20-02               1.81               6,000,000(e)        5,984,011
Salomon Smith Barney
         04-08-02               1.79              16,300,000          16,291,084
Southern Company Funding
         04-08-02               1.80               4,300,000(e)        4,297,635
         04-25-02               1.80              10,000,000(e)        9,986,000
Toyota Motor Credit
         04-18-02               1.80               8,000,000(e)        7,991,600
         04-19-02               1.82                 600,000(e)          599,333
         04-25-02               1.83               5,000,000(e)        4,992,883
Total                                                                 93,247,970

Total short-term securities
(Cost: $241,846,779)                                                $241,845,940

Total investments in securities
(Cost: $1,363,287,707)(n)                                         $1,358,642,037

See accompanying notes to investments in securities.

--------------------------------------------------------------------------------
35 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT



Notes to investments in securities

(a) Securities are valued by procedures described in Note 1 to the financial statements.

(b) Non-income producing. For long-term debt securities, item identified is in default as to payment of interest and/or principal.

(c) Foreign security values are stated in U.S. dollars. For debt securities, principal amounts are denominated in the currency indicated. As of March
     31, 2002, the value of foreign securities represented 4.3% of net assets.

(d) Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the board.

(e) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other
     "accredited investors." This security has been determined to be liquid under guidelines established by the board.

(f)  Negligible market value.

(g)  Identifies issues considered to be illiquid as to their marketability (see
     Note 1 to the financial statements). Information concerning such security holdings at March 31, 2002, is as follows:

     Security                                                     Acquisition                         Cost
                                                                     dates

     Huntsman Intl LLC*
       9.88% Sr Nts 2009                                           03-18-02                       $ 65,000

     Kansas City Power & Light*
       6.00% 2007                                                  03-08-02                      1,995,900

     Veninfotel
       (U.S. Dollar) 10.00% Cv Pay-in-kind 2002             03-05-97 thru 03-01-02               3,165,975

     Weyerhaeuser*
       6.13% 2007                                                  03-06-02                        599,202
       6.75% 2012                                                  03-06-02                        993,540
       7.38% 2032                                                  03-06-02                      1,480,545


     * Represents a security sold under Rule 144A, which is exempt from registration under the Securities Act of 1933, as amended.

(h) Partially pledged as initial margin deposit on the following open stock index futures contracts (see Note 7 to the financial statements):

     Type of security                                                Contracts
     Purchase contracts

     Russell Index, June 2002                                              166
     S&P 500 Index, June 2002                                              294

(i) At March 31, 2002, the cost of securities purchased, including interest purchased, on a when-issued basis was $9,926,042.

(j) For zero coupon bonds, the interest rate disclosed represents the annualized effective yield on the date of acquisition.

(k) For those zero coupon bonds that become coupon paying at a future date, the interest rate disclosed represents the annualized effective yield from the date of acquisition to interest reset date disclosed.

(l) Pay-in-kind securities are securities in which the issuer makes interest or dividend payments in cash or in additional securities. The securities usually have the same terms as the original holdings.

(m) The following abbreviations are used in the portfolio security description to identify the insurer of the issue:

     AMBAC  --  American Municipal Bond Association Corporation
     MBIA   --  Municipal Bond Investors Assurance

(n) At March 31 2002, the cost of securities for federal income tax purposes was approximately $1,363,288,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                       $ 71,725,000

     Unrealized depreciation                                        (76,371,000)
                                                                    -----------
     Net unrealized depreciation                                   $ (4,646,000)
                                                                   ------------

--------------------------------------------------------------------------------
36 AXP MANAGED ALLOCATION FUND -- SEMIANNUAL REPORT

AXP Managed Allocation Fund
70100 AXP Financial Center
Minneapolis, MN 55474

americanexpress.com

Ticker Symbol
Class A: IMRFX    Class B: IMRBX
Class C: N/A      Class Y: IDRYX

This report must be accompanied or preceded by the Fund's current prospectus. Distributed by American Express Financial Advisors Inc. Member NASD. American Express Company is separate from American Express Financial Advisors Inc. and is not a broker-dealer.

S-6143 U (5/02)